Matthews China Fund	September 30, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 101.5%

	Shares	Value

CONSUMER DISCRETIONARY: 36.6%

Internet & Direct Marketing Retail: 28.5%
Pinduoduo, Inc. ADR[b]	999,550	$62,551,839
Alibaba Group Holding, Ltd.[b]	6,014,600	60,021,731
Meituan B Shares[b,c,d]	2,359,200	49,582,030
JD.com, Inc. A Shares	1,625,463	41,007,477

		213,163,077

Specialty Retail: 3.4%
China Tourism Group Duty Free Corp., Ltd. A Shares	601,990	16,520,517
Zhongsheng Group Holdings, Ltd.	2,143,500	8,499,695

		25,020,212

Household Durables: 2.4%
Midea Group Co., Ltd. A Shares	1,742,552	11,998,276
Man Wah Holdings, Ltd.	9,508,400	6,020,855

		18,019,131

Auto Components: 1.3%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	2,423,017	9,855,745

Hotels, Restaurants & Leisure: 1.0%
H World Group, Ltd. ADR	229,277	7,689,951

Total Consumer Discretionary		273,748,116

FINANCIALS: 15.0%
Capital Markets: 10.2%
China International Capital Corp., Ltd. H Shares[c,d]	19,237,600	27,744,875
CITIC Securities Co., Ltd. H Shares	14,137,425	23,930,730
China Merchants Securities Co., Ltd. H Shares[c,d]	14,579,800	12,553,444
East Money Information Co., Ltd. A Shares	2,809,700	6,901,755
Hong Kong Exchanges & Clearing, Ltd.	143,200	4,894,922

		76,025,726

Banks: 4.8%
China Merchants Bank Co., Ltd. A Shares	7,614,723	35,760,094

Total Financials		111,785,820

INFORMATION TECHNOLOGY: 13.6%
Semiconductors & Semiconductor Equipment: 6.7%
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	1,301,458	12,261,234
NAURA Technology Group Co., Ltd. A Shares	246,913	9,583,106
LONGi Green Energy Technology Co., Ltd. A Shares	1,405,612	9,366,415
Will Semiconductor Co., Ltd. Shanghai A Shares	536,110	5,983,890
GigaDevice Semiconductor, Inc. A Shares	328,280	4,275,913
Beijing Huafeng Test & Control Technology Co., Ltd. A Shares	120,082	3,752,522
Hangzhou Silan Microelectronics Co., Ltd. A Shares	736,909	3,282,690
Cambricon Technologies Corp., Ltd. A Shares[b]	221,151	1,947,855

		50,453,625

	Shares	Value

Software: 5.2%
Shanghai Baosight Software Co., Ltd. A Shares	3,033,144	$15,574,976
Thunder Software Technology Co., Ltd. A Shares	883,666	13,007,959
Beijing Kingsoft Office Software, Inc. A Shares	259,869	7,283,689
Kingdee International Software Group Co., Ltd.[b]	2,048,000	2,669,277

		38,535,901

Electronic Equipment, Instruments & Components: 1.7%
Wingtech Technology Co., Ltd. A Shares	1,136,317	7,531,567
Xiamen Faratronic Co., Ltd. A Shares	223,709	4,996,307

		12,527,874

Total Information Technology		101,517,400

INDUSTRIALS: 11.5%
Machinery: 5.9%
Shenzhen Inovance Technology Co., Ltd. A Shares	2,255,107	18,116,890
Wuxi Lead Intelligent Equipment Co., Ltd. A Shares	1,705,716	11,242,827
Estun Automation Co., Ltd. A Shares	3,068,544	8,057,980
Weichai Power Co., Ltd. A Shares	3,755,261	5,048,083
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	244,200	1,541,220

		44,007,000

Electrical Equipment: 3.8%
Sungrow Power Supply Co., Ltd. A Shares	1,010,974	15,554,681
Contemporary Amperex Technology Co., Ltd. A Shares	135,700	7,588,871
Gotion High-tech Co., Ltd. A Shares	874,883	3,726,102
NARI Technology Co., Ltd. A Shares	420,436	1,456,297

		28,325,951

Transportation Infrastructure: 1.8%
Shanghai International Airport Co., Ltd. A Shares[b]	1,696,141	13,665,182

Total Industrials		85,998,133

COMMUNICATION SERVICES: 6.1%
Interactive Media & Services: 3.1%
Tencent Holdings, Ltd.	679,500	22,951,009

Media: 1.8%
Focus Media Information Technology Co., Ltd. A Shares	17,728,457	13,666,829

Entertainment: 1.2%
Bilibili, Inc. ADR[b]	567,267	8,690,530

Total Communication Services		45,308,368

HEALTH CARE: 5.5%
Life Sciences Tools & Services: 2.6%
Hangzhou Tigermed Consulting Co., Ltd. A Shares	706,681	8,985,232
Pharmaron Beijing Co., Ltd. H Shares[c,d]	1,766,100	8,543,845
Wuxi Biologics Cayman, Inc.[b,c,d]	379,500	2,259,105

		19,788,182

matthewsasia.com | 800.789.ASIA	1

Matthews China Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Health Care Equipment & Supplies: 2.3%
Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	1,681,900	$8,859,613
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	193,873	8,099,805

		16,959,418

Health Care Providers & Services: 0.5%
Topchoice Medical Corp. A Shares[b]	200,391	3,573,483

Pharmaceuticals: 0.1%
Jiangsu Hengrui Medicine Co., Ltd. A Shares	204,933	1,003,224

Total Health Care		41,324,307

REAL ESTATE: 5.0%
Real Estate Management & Development: 5.0%
KE Holdings, Inc. ADR[b]	1,167,935	20,462,221
CIFI Holdings Group Co., Ltd.	70,235,520	7,096,922
Country Garden Services Holdings Co., Ltd.	4,476,000	6,535,061
Times China Holdings, Ltd.[b]	31,604,000	3,356,024

Total Real Estate		37,450,228

CONSUMER STAPLES: 4.3%
Beverages: 2.7%
Wuliangye Yibin Co., Ltd. A Shares	651,319	15,388,631
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	119,022	5,031,460

		20,420,091

Food Products: 1.6%
Anjoy Foods Group Co., Ltd. A Shares	542,623	11,757,216

Total Consumer Staples		32,177,307

MATERIALS: 3.9%
Chemicals: 3.8%
Shanghai Putailai New Energy Technology Co., Ltd. A Shares	1,662,486	12,866,934

	Shares	Value

Shandong Sinocera Functional Material Co., Ltd. A Shares	2,119,924	$8,564,763
Skshu Paint Co., Ltd. A Shares[b]	335,626	4,102,258
Wanhua Chemical Group Co., Ltd. A Shares	217,718	2,797,175

		28,331,130

Construction Materials: 0.1%
China Jushi Co., Ltd. A Shares	423,389	777,950

Total Materials		29,109,080

TOTAL INVESTMENTS: 101.5%		758,418,759
(Cost $1,106,065,064)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.5%)		(11,469,632)

NET ASSETS: 100.0%		$746,949,127

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $100,683,299, which is 13.48% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS